Income Tax - Schedule of Loss Before Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Line Items]
Loss before income taxes	$ 139,074,895	$ 50,384,176	$ 37,512,212
Cayman
Income Tax Disclosure [Line Items]
Loss before income taxes	1,218,542	3,886,673	2,454,660
BVI
Income Tax Disclosure [Line Items]
Loss before income taxes	1,873	8,375
PRC
Income Tax Disclosure [Line Items]
Loss before income taxes	127,711,113	40,971,742	26,111,094
HK
Income Tax Disclosure [Line Items]
Loss before income taxes	7,777,758	6,240,462	8,010,908
US
Income Tax Disclosure [Line Items]
Loss before income taxes	2,350,761
AUST
Income Tax Disclosure [Line Items]
Loss before income taxes	$ 14,848	$ (723,076)	$ 935,550